Fees Summary	Apr. 14, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 0
Total Fee Amount	15,472
Total Transaction Valuation	112,031,311
Total Offset Amount	15,472
Net Fee	$ 0